UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig Nerenberg
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/ Craig Nerenberg       New York, New York        August 13, 2009
     [Signature]             [City, State]             [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total: $109,380 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                   Title of                Mkt Val      SH/PRN     SH/   PUT/ Invest  Other     Voting Authority
Name of Issuer                      Class         CUSIP    (x1,000)     Amount     PRN   CALL  Disc  Managers   Sole    Shared None
AFC ENTERPRISES INC            Common           00104Q107     9,068    1,343,476  Shares      Shared          1,343,476
ALLEGHENY ENERGY INC           Common           017361106     1,283       50,000  Shares CALL Shared             50,000
ATC TECHNOLOGY CORP            Common           00211W104     4,176      287,994  Shares      Shared            287,994
BANCO LATINOAMERICANO DE EXP   CL E             P16994132     5,063      407,288  Shares      Shared            407,288
CALLIDUS SOFTWARE INC          Common           13123E500     2,837      995,536  Shares      Shared            995,536
CONTANGO OIL & GAS COMPANY     Com New          21075N204     9,530      224,299  Shares      Shared            224,299
DELTA PETE CORP                Note 3.750% 5/0  247907AD0     5,793    9,106,000   Prn        Shared          9,106,000
DIRECTV GROUP INC              Common           25459L106     2,471      100,000  Shares CALL Shared            100,000
EASTMAN KODAK CO               Note 3.375% 10/1 277461BE8     2,842    3,500,000   Prn        Shared          3,500,000
EVERGREEN SOLAR INC            Note 4.000% 7/1  30033RAC2     1,354    3,134,000   Prn        Shared          3,134,000
GENTEK INC                     Com New          37245X203    14,011      627,447  Shares      Shared            627,447
GILAT SATELLITE NETWORKS LTD   SHS New          M51474118     2,227      501,659  Shares      Shared            501,659
IAC INTERACTIVE CORP           Com Par $.001    44919P508     4,881      304,140  Shares      Shared            304,140
IAC INTERACTIVECORP            Com Par $.001    44919P508     1,605      100,000  Shares CALL Shared            100,000
LIBERTY MEDIA CORP NEW         Cap Com Ser A    53071M302    11,753      866,730  Shares      Shared            866,730
LIBERTY MEDIA CORP NEW         Ent Com Ser A    53071M500     9,365      350,750  Shares      Shared            350,750
LIONS GATE ENTMNT CORP         Note 2.938% 10/1 535919AF1     3,224    4,000,000   Prn        Shared          4,000,000
REIS INC                       Common           75936P105     1,378      352,444  Shares      Shared            352,444
REPUBLIC AWYS HLDGS INC        Common           760276105       993      152,070  Shares      Shared            152,070
SCHOOL SPECIALTY INC           Note 3.750% 8/0  807863AE5     1,437    1,500,000   Prn        Shared          1,500,000
VIACOM INC NEW                 CL B             92553P201     4,834      212,960  Shares      Shared            212,960
VIRGIN MEDIA INC               Common           92769L101     4,208      450,000  Shares      Shared            450,000
WEB COM GROUP INC              Common           94733A104     5,047      896,427  Shares      Shared            896,427
                                                            109,380